SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table) (Details)	6 Months Ended
Jun. 30, 2013
Vessels | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	25 years
Vessels | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	25 years
Port facilities and transfer station | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	40 years
Port facilities and transfer station | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	3 years
Tanker vessels barges and pushboats | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	44 years
Tanker vessels barges and pushboats | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	15 years
Furniture, fixtures and equipment | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	10 years
Furniture, fixtures and equipment | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	3 years
Computer equipment and software | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	5 years
Computer equipment and software | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	5 years
Leasehold improvements | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	6 years
Leasehold improvements | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	0 years